Intangibles	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles

Note 8. Intangibles

Intangible assets consist of developed technology acquired during 2019. The gross value of $863 is being amortized over a useful life of 4 years. Accumulated amortization was $270 at December 31, 2020.

Approximate annual aggregate amortization expense of the intangibles for the years subsequent to December 31, 2020 is as follows:

Year ending December 31:
2021	$216
2022	216
2023	161
Total amortization	$593

Amortization expense recognized on intangible assets was $216 and $72 for the years ended December 31, 2020 and 2019, respectively.